Financial Instruments and Risk Management (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Increase or decrease to report interest rate risk	RM 16,707	RM 10,430